Shareholder Report, Holdings (Details)	Sep. 30, 2025
Thornburg Global Opportunities Fund - Class A | Small Cap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Global Opportunities Fund - Class A | Mid Cap 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Thornburg Global Opportunities Fund - Class A | Large Cap 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Thornburg Global Opportunities Fund - Class C | Small Cap 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Global Opportunities Fund - Class C | Mid Cap 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Thornburg Global Opportunities Fund - Class C | Large Cap 23 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Thornburg Global Opportunities Fund - Class I | Small Cap 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Global Opportunities Fund - Class I | Mid Cap 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Thornburg Global Opportunities Fund - Class I | Large Cap 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Thornburg Global Opportunities Fund - Class R3 | Small Cap 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Global Opportunities Fund - Class R3 | Mid Cap 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Thornburg Global Opportunities Fund - Class R3 | Large Cap 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Thornburg Global Opportunities Fund - Class R4 | Small Cap 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Global Opportunities Fund - Class R4 | Mid Cap 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Thornburg Global Opportunities Fund - Class R4 | Large Cap 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Thornburg Global Opportunities Fund - Class R5 | Small Cap 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Global Opportunities Fund - Class R5 | Mid Cap 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Thornburg Global Opportunities Fund - Class R5 | Large Cap 67 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Thornburg Global Opportunities Fund - Class R6 | Small Cap 74 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Global Opportunities Fund - Class R6 | Mid Cap 76 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Thornburg Global Opportunities Fund - Class R6 | Large Cap 78 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Thornburg International Equity Fund - Class A | Small Cap 86 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class A | Mid Cap 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg International Equity Fund - Class A | Large Cap 90 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Thornburg International Equity Fund - Class C | Small Cap 98 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class C | Mid Cap 100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg International Equity Fund - Class C | Large Cap 102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Thornburg International Equity Fund - Class I | Small Cap 109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class I | Mid Cap 111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg International Equity Fund - Class I | Large Cap 113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Thornburg International Equity Fund - Class R3 | Small Cap 120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R3 | Mid Cap 122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg International Equity Fund - Class R3 | Large Cap 124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Thornburg International Equity Fund - Class R4 | Small Cap 131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R4 | Mid Cap 133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg International Equity Fund - Class R4 | Large Cap 135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Thornburg International Equity Fund - Class R5 | Small Cap 142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R5 | Mid Cap 144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg International Equity Fund - Class R5 | Large Cap 146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Thornburg International Equity Fund - Class R6 | Small Cap 153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R6 | Mid Cap 155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thornburg International Equity Fund - Class R6 | Large Cap 157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Thornburg Better World International Fund - Class A | Small Cap 165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg Better World International Fund - Class A | Mid Cap 167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Thornburg Better World International Fund - Class A | Large Cap 169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Thornburg Better World International Fund - Class C | Small Cap 177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg Better World International Fund - Class C | Mid Cap 179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Thornburg Better World International Fund - Class C | Large Cap 181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Thornburg Better World International Fund - Class I | Small Cap 188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg Better World International Fund - Class I | Mid Cap 190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Thornburg Better World International Fund - Class I | Large Cap 192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Thornburg International Growth Fund - Class A | Small Cap 202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Thornburg International Growth Fund - Class A | Mid Cap 204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Thornburg International Growth Fund - Class A | Large Cap 206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Thornburg International Growth Fund - Class C | Small Cap 216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Thornburg International Growth Fund - Class C | Mid Cap 218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Thornburg International Growth Fund - Class C | Large Cap 220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Thornburg International Growth Fund - Class I | Small Cap 229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Thornburg International Growth Fund - Class I | Mid Cap 231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Thornburg International Growth Fund - Class I | Large Cap 233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Thornburg International Growth Fund - Class R3 | Small Cap 242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Thornburg International Growth Fund - Class R3 | Mid Cap 244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Thornburg International Growth Fund - Class R3 | Large Cap 246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Thornburg International Growth Fund - Class R4 | Small Cap 255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Thornburg International Growth Fund - Class R4 | Mid Cap 257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Thornburg International Growth Fund - Class R4 | Large Cap 259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Thornburg International Growth Fund - Class R5 | Small Cap 268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Thornburg International Growth Fund - Class R5 | Mid Cap 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Thornburg International Growth Fund - Class R5 | Large Cap 272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Thornburg International Growth Fund - Class R6 | Small Cap 281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Thornburg International Growth Fund - Class R6 | Mid Cap 283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Thornburg International Growth Fund - Class R6 | Large Cap 285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Thornburg Developing World Fund Class A | Small Cap 293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Developing World Fund Class A | Mid Cap 295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Thornburg Developing World Fund Class A | Large Cap 297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
Thornburg Developing World Fund Class C | Small Cap 305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Developing World Fund Class C | Mid Cap 307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Thornburg Developing World Fund Class C | Large Cap 309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
Thornburg Developing World Fund Class I | Small Cap 316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Developing World Fund Class I | Mid Cap 318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Thornburg Developing World Fund Class I | Large Cap 320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
Thornburg Developing World Fund Class R5 | Small Cap 327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Developing World Fund Class R5 | Mid Cap 329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Thornburg Developing World Fund Class R5 | Large Cap 331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
Thornburg Developing World Fund Class R6 | Small Cap 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Developing World Fund Class R6 | Mid Cap 340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Thornburg Developing World Fund Class R6 | Large Cap 342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
Thornburg Small/Mid Cap Core Fund - Class A | Small Cap 352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Thornburg Small/Mid Cap Core Fund - Class A | Mid Cap 354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Thornburg Small/Mid Cap Core Fund - Class A | Large Cap 356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Thornburg Small/Mid Cap Core Fund - Class C | Small Cap 366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Thornburg Small/Mid Cap Core Fund - Class C | Mid Cap 368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Thornburg Small/Mid Cap Core Fund - Class C | Large Cap 370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Thornburg Small/Mid Cap Core Fund - Class I | Small Cap 379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Thornburg Small/Mid Cap Core Fund - Class I | Mid Cap 381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Thornburg Small/Mid Cap Core Fund - Class I | Large Cap 383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Thornburg Small/Mid Cap Core Fund - Class R3 | Small Cap 392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Thornburg Small/Mid Cap Core Fund - Class R3 | Mid Cap 394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Thornburg Small/Mid Cap Core Fund - Class R3 | Large Cap 396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Thornburg Small/Mid Cap Core Fund - Class R4 | Small Cap 405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Thornburg Small/Mid Cap Core Fund - Class R4 | Mid Cap 407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Thornburg Small/Mid Cap Core Fund - Class R4 | Large Cap 409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Thornburg Small/Mid Cap Core Fund - Class R5 | Small Cap 418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Thornburg Small/Mid Cap Core Fund - Class R5 | Mid Cap 420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Thornburg Small/Mid Cap Core Fund - Class R5 | Large Cap 422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Thornburg Small/Mid Cap Growth Fund - Class A | Small Cap 432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Small/Mid Cap Growth Fund - Class A | Mid Cap 434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Thornburg Small/Mid Cap Growth Fund - Class A | Large Cap 436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Thornburg Small/Mid Cap Growth Fund - Class C | Small Cap 446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Small/Mid Cap Growth Fund - Class C | Mid Cap 448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Thornburg Small/Mid Cap Growth Fund - Class C | Large Cap 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Thornburg Small/Mid Cap Growth Fund - Class I | Small Cap 459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Small/Mid Cap Growth Fund - Class I | Mid Cap 461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Thornburg Small/Mid Cap Growth Fund - Class I | Large Cap 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Small Cap 472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Mid Cap 474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Large Cap 476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Small Cap 485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Mid Cap 487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Large Cap 489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Small Cap 498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Mid Cap 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Large Cap 502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Thornburg Investment Income Builder Fund - Class A | Foreign Equity 514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class A | Domestic Equity 516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Thornburg Investment Income Builder Fund - Class A | Domestic Other Bonds 518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Investment Income Builder Fund - Class A | Domestic Corporate Bonds 520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class A | Foreign Bonds 522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Investment Income Builder Fund - Class A | Other Assets Less Liabilities 524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Thornburg Investment Income Builder Fund - Class C | Foreign Equity 536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class C | Domestic Equity 538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Thornburg Investment Income Builder Fund - Class C | Domestic Other Bonds 540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Investment Income Builder Fund - Class C | Domestic Corporate Bonds 542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class C | Foreign Bonds 544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Investment Income Builder Fund - Class C | Other Assets Less Liabilities 546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Thornburg Investment Income Builder Fund - Class I | Foreign Equity 557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class I | Domestic Equity 559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Thornburg Investment Income Builder Fund - Class I | Domestic Other Bonds 561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Investment Income Builder Fund - Class I | Domestic Corporate Bonds 563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class I | Foreign Bonds 565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Investment Income Builder Fund - Class I | Other Assets Less Liabilities 567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Thornburg Investment Income Builder Fund - Class R3 | Foreign Equity 578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class R3 | Domestic Equity 580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Thornburg Investment Income Builder Fund - Class R3 | Domestic Other Bonds 582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Investment Income Builder Fund - Class R3 | Domestic Corporate Bonds 584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class R3 | Foreign Bonds 586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Investment Income Builder Fund - Class R3 | Other Assets Less Liabilities 588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Thornburg Investment Income Builder Fund - Class R4 | Foreign Equity 599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class R4 | Domestic Equity 601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Thornburg Investment Income Builder Fund - Class R4 | Domestic Other Bonds 603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Investment Income Builder Fund - Class R4 | Domestic Corporate Bonds 605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class R4 | Foreign Bonds 607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Investment Income Builder Fund - Class R4 | Other Assets Less Liabilities 609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Thornburg Investment Income Builder Fund - Class R5 | Foreign Equity 620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class R5 | Domestic Equity 622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Thornburg Investment Income Builder Fund - Class R5 | Domestic Other Bonds 624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Investment Income Builder Fund - Class R5 | Domestic Corporate Bonds 626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class R5 | Foreign Bonds 628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Investment Income Builder Fund - Class R5 | Other Assets Less Liabilities 630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Thornburg Investment Income Builder Fund - Class R6 | Foreign Equity 641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Thornburg Investment Income Builder Fund - Class R6 | Domestic Equity 643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Thornburg Investment Income Builder Fund - Class R6 | Domestic Other Bonds 645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Thornburg Investment Income Builder Fund - Class R6 | Domestic Corporate Bonds 647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Investment Income Builder Fund - Class R6 | Foreign Bonds 649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Investment Income Builder Fund - Class R6 | Other Assets Less Liabilities 651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Thornburg Summit Fund - Class A | Domestic Equity 663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Thornburg Summit Fund - Class A | Foreign Equity 665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Thornburg Summit Fund - Class A | Domestic Other Bonds 667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Thornburg Summit Fund - Class A | Foreign Bonds 669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg Summit Fund - Class A | Domestic Corporate Bonds 671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Summit Fund - Class A | Other Assets Less Liabilities 673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Summit Fund - Class I | Domestic Equity 684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Thornburg Summit Fund - Class I | Foreign Equity 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Thornburg Summit Fund - Class I | Domestic Other Bonds 688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Thornburg Summit Fund - Class I | Foreign Bonds 690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg Summit Fund - Class I | Domestic Corporate Bonds 692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Summit Fund - Class I | Other Assets Less Liabilities 694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Ultra Short Income Fund Class A | U S Government 704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Ultra Short Income Fund Class A | A A A 706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Thornburg Ultra Short Income Fund Class A | A A 708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Thornburg Ultra Short Income Fund Class A | A 710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Thornburg Ultra Short Income Fund Class A | B B B 712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Thornburg Ultra Short Income Fund Class A | N R 714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Ultra Short Income Fund Class A | Below Invest Grade 716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Ultra Short Income Fund Class A | Cash Equivalents Other 718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Thornburg Ultra Short Income Fund Class I | U S Government 727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Ultra Short Income Fund Class I | A A A 729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Thornburg Ultra Short Income Fund Class I | A A 731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Thornburg Ultra Short Income Fund Class I | A 733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Thornburg Ultra Short Income Fund Class I | B B B 735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Thornburg Ultra Short Income Fund Class I | N R 737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Ultra Short Income Fund Class I | Below Invest Grade 739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Ultra Short Income Fund Class I | Cash Equivalents Other 741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Thornburg Limited Term U.S. Government Fund - Class A | U S Treasury Securities 751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Thornburg Limited Term U.S. Government Fund - Class A | U S Government Agencies 753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg Limited Term U.S. Government Fund - Class A | Mortgage Backed 755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Thornburg Limited Term U.S. Government Fund - Class A | Corporate Bonds 757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Limited Term U.S. Government Fund - Class A | Cash Equivalents Other 759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term U.S. Government Fund - Class C | U S Treasury Securities 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Thornburg Limited Term U.S. Government Fund - Class C | U S Government Agencies 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg Limited Term U.S. Government Fund - Class C | Mortgage Backed 773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Thornburg Limited Term U.S. Government Fund - Class C | Corporate Bonds 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Limited Term U.S. Government Fund - Class C | Cash Equivalents Other 777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term U.S. Government Fund - Class C2 | U S Treasury Securities 787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Thornburg Limited Term U.S. Government Fund - Class C2 | U S Government Agencies 789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg Limited Term U.S. Government Fund - Class C2 | Mortgage Backed 791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Thornburg Limited Term U.S. Government Fund - Class C2 | Corporate Bonds 793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Limited Term U.S. Government Fund - Class C2 | Cash Equivalents Other 795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term U.S. Government Fund - Class I | U S Treasury Securities 804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Thornburg Limited Term U.S. Government Fund - Class I | U S Government Agencies 806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg Limited Term U.S. Government Fund - Class I | Mortgage Backed 808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Thornburg Limited Term U.S. Government Fund - Class I | Corporate Bonds 810 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Limited Term U.S. Government Fund - Class I | Cash Equivalents Other 812 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term U.S. Government Fund - Class R3 | U S Treasury Securities 821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Thornburg Limited Term U.S. Government Fund - Class R3 | U S Government Agencies 823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg Limited Term U.S. Government Fund - Class R3 | Mortgage Backed 825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Thornburg Limited Term U.S. Government Fund - Class R3 | Corporate Bonds 827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Limited Term U.S. Government Fund - Class R3 | Cash Equivalents Other 829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term U.S. Government Fund - Class R4 | U S Treasury Securities 838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Thornburg Limited Term U.S. Government Fund - Class R4 | U S Government Agencies 840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg Limited Term U.S. Government Fund - Class R4 | Mortgage Backed 842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Thornburg Limited Term U.S. Government Fund - Class R4 | Corporate Bonds 844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Limited Term U.S. Government Fund - Class R4 | Cash Equivalents Other 846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term U.S. Government Fund - Class R5 | U S Treasury Securities 855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Thornburg Limited Term U.S. Government Fund - Class R5 | U S Government Agencies 857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg Limited Term U.S. Government Fund - Class R5 | Mortgage Backed 859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Thornburg Limited Term U.S. Government Fund - Class R5 | Corporate Bonds 861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Limited Term U.S. Government Fund - Class R5 | Cash Equivalents Other 863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term Income Fund - Class A | U S Government 873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Thornburg Limited Term Income Fund - Class A | A A A 875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Thornburg Limited Term Income Fund - Class A | A A 877 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Limited Term Income Fund - Class A | A 879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class A | B B B 881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Limited Term Income Fund - Class A | N R 883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Thornburg Limited Term Income Fund - Class A | Below Invest Grade 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Limited Term Income Fund - Class A | Cash Equivalents Other 887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Limited Term Income Fund - Class C | U S Government 897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Thornburg Limited Term Income Fund - Class C | A A A 899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Thornburg Limited Term Income Fund - Class C | A A 901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Limited Term Income Fund - Class C | A 903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class C | B B B 905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Limited Term Income Fund - Class C | N R 907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Thornburg Limited Term Income Fund - Class C | Below Invest Grade 909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Limited Term Income Fund - Class C | Cash Equivalents Other 911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Limited Term Income Fund - Class C2 | U S Government 921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Thornburg Limited Term Income Fund - Class C2 | A A A 923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Thornburg Limited Term Income Fund - Class C2 | A A 925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Limited Term Income Fund - Class C2 | A 927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class C2 | B B B 929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Limited Term Income Fund - Class C2 | N R 931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Thornburg Limited Term Income Fund - Class C2 | Below Invest Grade 933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Limited Term Income Fund - Class C2 | Cash Equivalents Other 935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Limited Term Income Fund - Class I | U S Government 944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Thornburg Limited Term Income Fund - Class I | A A A 946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Thornburg Limited Term Income Fund - Class I | A A 948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Limited Term Income Fund - Class I | A 950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class I | B B B 952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Limited Term Income Fund - Class I | N R 954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Thornburg Limited Term Income Fund - Class I | Below Invest Grade 956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Limited Term Income Fund - Class I | Cash Equivalents Other 958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Limited Term Income Fund - Class R3 | U S Government 967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Thornburg Limited Term Income Fund - Class R3 | A A A 969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Thornburg Limited Term Income Fund - Class R3 | A A 971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Limited Term Income Fund - Class R3 | A 973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class R3 | B B B 975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Limited Term Income Fund - Class R3 | N R 977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Thornburg Limited Term Income Fund - Class R3 | Below Invest Grade 979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Limited Term Income Fund - Class R3 | Cash Equivalents Other 981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Limited Term Income Fund - Class R4 | U S Government 990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Thornburg Limited Term Income Fund - Class R4 | A A A 992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Thornburg Limited Term Income Fund - Class R4 | A A 994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Limited Term Income Fund - Class R4 | A 996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class R4 | B B B 998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Limited Term Income Fund - Class R4 | N R 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Thornburg Limited Term Income Fund - Class R4 | Below Invest Grade 1002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Limited Term Income Fund - Class R4 | Cash Equivalents Other 1004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Limited Term Income Fund - Class R5 | U S Government 1013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Thornburg Limited Term Income Fund - Class R5 | A A A 1015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Thornburg Limited Term Income Fund - Class R5 | A A 1017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Limited Term Income Fund - Class R5 | A 1019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class R5 | B B B 1021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Limited Term Income Fund - Class R5 | N R 1023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Thornburg Limited Term Income Fund - Class R5 | Below Invest Grade 1025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Limited Term Income Fund - Class R5 | Cash Equivalents Other 1027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Limited Term Income Fund - Class R6 | U S Government 1036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Thornburg Limited Term Income Fund - Class R6 | A A A 1038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Thornburg Limited Term Income Fund - Class R6 | A A 1040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Limited Term Income Fund - Class R6 | A 1042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class R6 | B B B 1044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Thornburg Limited Term Income Fund - Class R6 | N R 1046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Thornburg Limited Term Income Fund - Class R6 | Below Invest Grade 1048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Limited Term Income Fund - Class R6 | Cash Equivalents Other 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Core Plus Bond Fund Class A | U S Government 1058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Thornburg Core Plus Bond Fund Class A | A A A 1060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Thornburg Core Plus Bond Fund Class A | A A 1062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thornburg Core Plus Bond Fund Class A | A 1064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Thornburg Core Plus Bond Fund Class A | B B B 1066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Thornburg Core Plus Bond Fund Class A | N R 1068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund Class A | Below Invest Grade 1070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Thornburg Core Plus Bond Fund Class A | Cash Equivalents Other 1072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Core Plus Bond Fund Class C | U S Government 1080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Thornburg Core Plus Bond Fund Class C | A A A 1082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Thornburg Core Plus Bond Fund Class C | A A 1084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thornburg Core Plus Bond Fund Class C | A 1086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Thornburg Core Plus Bond Fund Class C | B B B 1088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Thornburg Core Plus Bond Fund Class C | N R 1090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund Class C | Below Invest Grade 1092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Thornburg Core Plus Bond Fund Class C | Cash Equivalents Other 1094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Core Plus Bond Fund Class I | U S Government 1101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Thornburg Core Plus Bond Fund Class I | A A A 1103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Thornburg Core Plus Bond Fund Class I | A A 1105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thornburg Core Plus Bond Fund Class I | A 1107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Thornburg Core Plus Bond Fund Class I | B B B 1109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Thornburg Core Plus Bond Fund Class I | N R 1111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund Class I | Below Invest Grade 1113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Thornburg Core Plus Bond Fund Class I | Cash Equivalents Other 1115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R6 | U S Government 1122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Class R6 | A A A 1124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class R6 | A A 1126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R6 | A 1128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class R6 | B B B 1130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Class R6 | N R 1132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R6 | Below Invest Grade 1134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class R6 | Cash Equivalents Other 1136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Strategic Income Fund - Class A | U S Government 1146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class A | A A A 1148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class A | A A 1150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class A | A 1152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Thornburg Strategic Income Fund - Class A | B B B 1154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Thornburg Strategic Income Fund - Class A | B B 1156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Thornburg Strategic Income Fund - Class A | B 1158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Strategic Income Fund - Class A | C C 1160 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class A | C C C 1162 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class A | D 1164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class A | N R 1166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Strategic Income Fund - Class A | Cash Equivalents Other 1168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Strategic Income Fund - Class C | U S Government 1178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class C | A A A 1180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class C | A A 1182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class C | A 1184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Thornburg Strategic Income Fund - Class C | B B B 1186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Thornburg Strategic Income Fund - Class C | B B 1188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Thornburg Strategic Income Fund - Class C | B 1190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Strategic Income Fund - Class C | C C 1192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class C | C C C 1194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class C | D 1196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class C | N R 1198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Strategic Income Fund - Class C | Cash Equivalents Other 1200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Strategic Income Fund - Class I | U S Government 1209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class I | A A A 1211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class I | A A 1213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class I | A 1215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Thornburg Strategic Income Fund - Class I | B B B 1217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Thornburg Strategic Income Fund - Class I | B B 1219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Thornburg Strategic Income Fund - Class I | B 1221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Strategic Income Fund - Class I | C C 1223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class I | C C C 1225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class I | D 1227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class I | N R 1229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Strategic Income Fund - Class I | Cash Equivalents Other 1231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Strategic Income Fund - Class R3 | U S Government 1240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class R3 | A A A 1242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class R3 | A A 1244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class R3 | A 1246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Thornburg Strategic Income Fund - Class R3 | B B B 1248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Thornburg Strategic Income Fund - Class R3 | B B 1250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Thornburg Strategic Income Fund - Class R3 | B 1252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Strategic Income Fund - Class R3 | C C 1254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R3 | C C C 1256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R3 | D 1258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R3 | N R 1260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Strategic Income Fund - Class R3 | Cash Equivalents Other 1262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Strategic Income Fund - Class R4 | U S Government 1271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class R4 | A A A 1273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class R4 | A A 1275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class R4 | A 1277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Thornburg Strategic Income Fund - Class R4 | B B B 1279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Thornburg Strategic Income Fund - Class R4 | B B 1281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Thornburg Strategic Income Fund - Class R4 | B 1283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Strategic Income Fund - Class R4 | C C 1285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R4 | C C C 1287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R4 | D 1289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R4 | N R 1291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Strategic Income Fund - Class R4 | Cash Equivalents Other 1293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Strategic Income Fund - Class R5 | U S Government 1302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class R5 | A A A 1304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class R5 | A A 1306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class R5 | A 1308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Thornburg Strategic Income Fund - Class R5 | B B B 1310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Thornburg Strategic Income Fund - Class R5 | B B 1312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Thornburg Strategic Income Fund - Class R5 | B 1314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Strategic Income Fund - Class R5 | C C 1316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R5 | C C C 1318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R5 | D 1320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R5 | N R 1322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Strategic Income Fund - Class R5 | Cash Equivalents Other 1324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Strategic Income Fund - Class R6 | U S Government 1333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class R6 | A A A 1335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Thornburg Strategic Income Fund - Class R6 | A A 1337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Income Fund - Class R6 | A 1339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Thornburg Strategic Income Fund - Class R6 | B B B 1341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Thornburg Strategic Income Fund - Class R6 | B B 1343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Thornburg Strategic Income Fund - Class R6 | B 1345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Strategic Income Fund - Class R6 | C C 1347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R6 | C C C 1349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R6 | D 1351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R6 | N R 1353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Strategic Income Fund - Class R6 | Cash Equivalents Other 1355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Short Duration Municipal Fund Class A | A A A 1365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Short Duration Municipal Fund Class A | A A 1367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Thornburg Short Duration Municipal Fund Class A | A 1369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Thornburg Short Duration Municipal Fund Class A | B B B 1371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Thornburg Short Duration Municipal Fund Class A | N R 1373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Short Duration Municipal Fund Class A | Below Invest Grade 1375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Short Duration Municipal Fund Class I | A A A 1386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Short Duration Municipal Fund Class I | A A 1388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Thornburg Short Duration Municipal Fund Class I | A 1390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Thornburg Short Duration Municipal Fund Class I | B B B 1392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Thornburg Short Duration Municipal Fund Class I | N R 1394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Short Duration Municipal Fund Class I | Below Invest Grade 1396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class A | A A A 1408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Limited Term Municipal Fund - Class A | A A 1410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Thornburg Limited Term Municipal Fund - Class A | A 1412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Thornburg Limited Term Municipal Fund - Class A | B B B 1414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Thornburg Limited Term Municipal Fund - Class A | N R 1416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Thornburg Limited Term Municipal Fund - Class A | Below Invest Grade 1418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class A | Cash Cash Equivalent 1420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Thornburg Limited Term Municipal Fund - Class C | A A A 1430 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Limited Term Municipal Fund - Class C | A A 1432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Thornburg Limited Term Municipal Fund - Class C | A 1434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Thornburg Limited Term Municipal Fund - Class C | B B B 1436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Thornburg Limited Term Municipal Fund - Class C | N R 1438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Thornburg Limited Term Municipal Fund - Class C | Below Invest Grade 1440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class C | Cash Cash Equivalent 1442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Thornburg Limited Term Municipal Fund - Class C2 | A A A 1452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Limited Term Municipal Fund - Class C2 | A A 1454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Thornburg Limited Term Municipal Fund - Class C2 | A 1456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Thornburg Limited Term Municipal Fund - Class C2 | B B B 1458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Thornburg Limited Term Municipal Fund - Class C2 | N R 1460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Thornburg Limited Term Municipal Fund - Class C2 | Below Invest Grade 1462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class C2 | Cash Cash Equivalent 1464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Thornburg Limited Term Municipal Fund - Class I | A A A 1473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Limited Term Municipal Fund - Class I | A A 1475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Thornburg Limited Term Municipal Fund - Class I | A 1477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Thornburg Limited Term Municipal Fund - Class I | B B B 1479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Thornburg Limited Term Municipal Fund - Class I | N R 1481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Thornburg Limited Term Municipal Fund - Class I | Below Invest Grade 1483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Limited Term Municipal Fund - Class I | Cash Cash Equivalent 1485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Thornburg Intermediate Municipal Fund - Class A | A A A 1495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Intermediate Municipal Fund - Class A | A A 1497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Thornburg Intermediate Municipal Fund - Class A | A 1499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Thornburg Intermediate Municipal Fund - Class A | B B B 1501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thornburg Intermediate Municipal Fund - Class A | N R 1503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Thornburg Intermediate Municipal Fund - Class A | Below Invest Grade 1505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Intermediate Municipal Fund - Class A | Cash Cash Equivalent 1507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Intermediate Municipal Fund - Class C | A A A 1517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Intermediate Municipal Fund - Class C | A A 1519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Thornburg Intermediate Municipal Fund - Class C | A 1521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Thornburg Intermediate Municipal Fund - Class C | B B B 1523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thornburg Intermediate Municipal Fund - Class C | N R 1525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Thornburg Intermediate Municipal Fund - Class C | Below Invest Grade 1527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Intermediate Municipal Fund - Class C | Cash Cash Equivalent 1529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Intermediate Municipal Fund - Class C2 | A A A 1539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Intermediate Municipal Fund - Class C2 | A A 1541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Thornburg Intermediate Municipal Fund - Class C2 | A 1543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Thornburg Intermediate Municipal Fund - Class C2 | B B B 1545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thornburg Intermediate Municipal Fund - Class C2 | N R 1547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Thornburg Intermediate Municipal Fund - Class C2 | Below Invest Grade 1549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Intermediate Municipal Fund - Class C2 | Cash Cash Equivalent 1551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Intermediate Municipal Fund - Class I | A A A 1560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg Intermediate Municipal Fund - Class I | A A 1562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Thornburg Intermediate Municipal Fund - Class I | A 1564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Thornburg Intermediate Municipal Fund - Class I | B B B 1566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thornburg Intermediate Municipal Fund - Class I | N R 1568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Thornburg Intermediate Municipal Fund - Class I | Below Invest Grade 1570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Intermediate Municipal Fund - Class I | Cash Cash Equivalent 1572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Strategic Municipal Income Fund Class A | A A A 1580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Strategic Municipal Income Fund Class A | A A 1582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Thornburg Strategic Municipal Income Fund Class A | A 1584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Thornburg Strategic Municipal Income Fund Class A | B B B 1586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Thornburg Strategic Municipal Income Fund Class A | N R 1588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Thornburg Strategic Municipal Income Fund Class A | Below Invest Grade 1590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Strategic Municipal Income Fund Class A | Cash Cash Equivalent 1592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg Strategic Municipal Income Fund Class C | A A A 1600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Strategic Municipal Income Fund Class C | A A 1602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Thornburg Strategic Municipal Income Fund Class C | A 1604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Thornburg Strategic Municipal Income Fund Class C | B B B 1606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Thornburg Strategic Municipal Income Fund Class C | N R 1608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Thornburg Strategic Municipal Income Fund Class C | Below Invest Grade 1610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Strategic Municipal Income Fund Class C | Cash Cash Equivalent 1612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg Strategic Municipal Income Fund Class I | A A A 1619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Strategic Municipal Income Fund Class I | A A 1621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Thornburg Strategic Municipal Income Fund Class I | A 1623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Thornburg Strategic Municipal Income Fund Class I | B B B 1625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Thornburg Strategic Municipal Income Fund Class I | N R 1627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Thornburg Strategic Municipal Income Fund Class I | Below Invest Grade 1629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Strategic Municipal Income Fund Class I | Cash Cash Equivalent 1631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg California Limited Term Municipal Fund - Class A | A A A 1639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg California Limited Term Municipal Fund - Class A | A A 1641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Thornburg California Limited Term Municipal Fund - Class A | A 1643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Thornburg California Limited Term Municipal Fund - Class A | B B B 1645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Thornburg California Limited Term Municipal Fund - Class A | N R 1647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg California Limited Term Municipal Fund - Class A | Below Invest Grade 1649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg California Limited Term Municipal Fund - Class A | Cash Cash Equivalent 1651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg California Limited Term Municipal Fund - Class C | A A A 1659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg California Limited Term Municipal Fund - Class C | A A 1661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Thornburg California Limited Term Municipal Fund - Class C | A 1663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Thornburg California Limited Term Municipal Fund - Class C | B B B 1665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Thornburg California Limited Term Municipal Fund - Class C | N R 1667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg California Limited Term Municipal Fund - Class C | Below Invest Grade 1669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg California Limited Term Municipal Fund - Class C | Cash Cash Equivalent 1671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg California Limited Term Municipal Fund - Class C2 | A A A 1679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg California Limited Term Municipal Fund - Class C2 | A A 1681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Thornburg California Limited Term Municipal Fund - Class C2 | A 1683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Thornburg California Limited Term Municipal Fund - Class C2 | B B B 1685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Thornburg California Limited Term Municipal Fund - Class C2 | N R 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg California Limited Term Municipal Fund - Class C2 | Below Invest Grade 1689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg California Limited Term Municipal Fund - Class C2 | Cash Cash Equivalent 1691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg California Limited Term Municipal Fund - Class I | A A A 1698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg California Limited Term Municipal Fund - Class I | A A 1700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Thornburg California Limited Term Municipal Fund - Class I | A 1702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Thornburg California Limited Term Municipal Fund - Class I | B B B 1704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Thornburg California Limited Term Municipal Fund - Class I | N R 1706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thornburg California Limited Term Municipal Fund - Class I | Below Invest Grade 1708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg California Limited Term Municipal Fund - Class I | Cash Cash Equivalent 1710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Thornburg New Mexico Intermediate Municipal Fund - Class A | A A A 1718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Thornburg New Mexico Intermediate Municipal Fund - Class A | A A 1720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Thornburg New Mexico Intermediate Municipal Fund - Class A | A 1722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thornburg New Mexico Intermediate Municipal Fund - Class A | B B B 1724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Thornburg New Mexico Intermediate Municipal Fund - Class A | N R 1726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class A | Below Invest Grade 1728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class A | Cash Cash Equivalent 1730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg New Mexico Intermediate Municipal Fund - Class D | A A A 1737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Thornburg New Mexico Intermediate Municipal Fund - Class D | A A 1739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Thornburg New Mexico Intermediate Municipal Fund - Class D | A 1741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thornburg New Mexico Intermediate Municipal Fund - Class D | B B B 1743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Thornburg New Mexico Intermediate Municipal Fund - Class D | N R 1745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class D | Below Invest Grade 1747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class D | Cash Cash Equivalent 1749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg New Mexico Intermediate Municipal Fund - Class I | A A A 1756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Thornburg New Mexico Intermediate Municipal Fund - Class I | A A 1758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Thornburg New Mexico Intermediate Municipal Fund - Class I | A 1760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thornburg New Mexico Intermediate Municipal Fund - Class I | B B B 1762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Thornburg New Mexico Intermediate Municipal Fund - Class I | N R 1764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class I | Below Invest Grade 1766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class I | Cash Cash Equivalent 1768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg New York Intermediate Municipal Fund - Class A | A A A 1776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thornburg New York Intermediate Municipal Fund - Class A | A A 1778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Thornburg New York Intermediate Municipal Fund - Class A | A 1780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Thornburg New York Intermediate Municipal Fund - Class A | B B B 1782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thornburg New York Intermediate Municipal Fund - Class A | N R 1784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg New York Intermediate Municipal Fund - Class A | Below Invest Grade 1786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New York Intermediate Municipal Fund - Class A | Cash Cash Equivalent 1788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thornburg New York Intermediate Municipal Fund - Class I | A A A 1795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Thornburg New York Intermediate Municipal Fund - Class I | A A 1797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Thornburg New York Intermediate Municipal Fund - Class I | A 1799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Thornburg New York Intermediate Municipal Fund - Class I | B B B 1801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thornburg New York Intermediate Municipal Fund - Class I | N R 1803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg New York Intermediate Municipal Fund - Class I | Below Invest Grade 1805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New York Intermediate Municipal Fund - Class I | Cash Cash Equivalent 1807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thornburg Emerging Markets Managed Account Fund Class SMA | Small Cap 1814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Emerging Markets Managed Account Fund Class SMA | Mid Cap 1816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Thornburg Emerging Markets Managed Account Fund Class SMA | Large Cap 1818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
Thornburg High Income Bond Managed Account Fund Class SMA | U S Government 1825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg High Income Bond Managed Account Fund Class SMA | A A A 1827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Thornburg High Income Bond Managed Account Fund Class SMA | A A 1829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Thornburg High Income Bond Managed Account Fund Class SMA | A 1831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thornburg High Income Bond Managed Account Fund Class SMA | B B B 1833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Thornburg High Income Bond Managed Account Fund Class SMA | B B 1835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Thornburg High Income Bond Managed Account Fund Class SMA | B 1837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Thornburg High Income Bond Managed Account Fund Class SMA | C C C 1839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg High Income Bond Managed Account Fund Class SMA | D 1841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg High Income Bond Managed Account Fund Class SMA | N R 1843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Thornburg High Income Bond Managed Account Fund Class SMA | Cash Equivalents Other 1845 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | U S Government 1852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | A A A 1854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | A A 1856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | A 1858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | B B B 1860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | N R 1862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | Below Invest Grade 1864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | Cash Equivalents Other 1866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Thornburg Municipal Managed Account Fund Class SMA | A A A 1873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thornburg Municipal Managed Account Fund Class SMA | A A 1875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Thornburg Municipal Managed Account Fund Class SMA | A 1877 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Thornburg Municipal Managed Account Fund Class SMA | B B B 1879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Thornburg Municipal Managed Account Fund Class SMA | N R 1881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Thornburg Municipal Managed Account Fund Class SMA | Below Invest Grade 1883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Thornburg Municipal Managed Account Fund Class SMA | Cash Cash Equivalent 1885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Capital Management Fund - Class I | Commercial Paper 1892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Thornburg Capital Management Fund - Class I | Repurchase Agreement 1894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thornburg Capital Management Fund - Class I | U S Treasury Securities 1896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Thornburg Capital Management Fund - Class I | Mutual Fund 1898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Capital Management Fund - Class I | Other Assets Less Liabilities 1900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%